Capital Stock (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 08, 2019	Mar. 31, 2020	Mar. 31, 2019	Jul. 11, 2019	Mar. 31, 2018
Captial Stock (Textual)
Common stock shares		10,987,706	10,857,900		2,807,199
Common stock value		$ 117,817	$ 116,237		$ 23,654
Ordinary shares [member]
Captial Stock (Textual)
Number of shares outstanding		1,098,770,596	1,085,789,986
Number of shares outstanding after reverse stock split		10,987,706	10,857,900
Ordinary shares [member] | SalvaRx [Member]
Captial Stock (Textual)
Number of shares outstanding	8,050,701
Common stock value	$ 92,600
Shares price	$ 0.115
Ordinary shares [member] | Intensity [Member]
Captial Stock (Textual)
Number of shares outstanding				129,806
Common stock value				$ 1,300